CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 26,094,909	$ 18,728,000	$ 21,115,045	$ 31,487,000	$ 63,204,000	$ 57,053,000	$ 41,835,000	$ 30,384,000	$ 67,045,000	$ 93,133,099	$ 115,806,689	$ 134,534,540	$ 196,317,215	$ 151,028,582
Cost and expenses
Cost of services	25,071,320		18,492,618							76,641,928	90,011,820	107,675,356	135,279,937	104,022,944
Selling, general and administrative	2,288,412		2,391,946							7,060,970	7,226,433	9,593,068	8,755,270	9,626,679
Depreciation and amortization expense	4,708,500		6,057,092							14,639,933	19,110,476	24,644,190	25,502,597	19,214,069
Total cost and expenses	32,068,232		26,941,656							98,342,831	116,348,729	141,912,614	169,537,804	132,863,692
Loss from operations	(5,973,323)	(6,836,000)	(5,826,611)	(5,620,000)	10,905,000	7,069,000	2,096,000	(2,860,000)	20,475,000	(5,209,732)	(542,040)	(7,378,074)	26,779,411	18,164,890
Interest expense	148,770		275,509							506,296	903,667	1,091,476	1,222,454	784,425
Loss before income taxes	(6,122,093)		(6,102,120)							(5,716,028)	(1,445,707)	(8,469,550)	25,556,957	17,380,465
Income tax expense (benefit):
Current												1,155,204	9,525,543	4,077,297
Deferred										(3,565,623)	(2,792,520)	(3,308,713)	359,535	2,469,953
Income tax expense (benefit):	(2,112,616)		(2,150,433)							(1,954,251)	158,537	(2,153,509)	9,885,078	6,547,250
NET LOSS	$ (4,009,477)	$ (4,712,000)	$ (3,951,687)	$ (4,004,000)	$ 6,351,000	$ 4,150,000	$ 1,112,000	$ (1,974,000)	$ 12,384,000	$ (3,761,777)	$ (1,604,244)	$ (6,316,041)	$ 15,671,879	$ 10,833,215
Net income (loss) per common share:
Basic (in dollars per share)	$ (0.18)	$ (0.21)	$ (0.18)	$ (0.18)	$ 0.29	$ 0.19	$ 0.05	$ (0.09)	$ 0.58	$ (0.17)	$ (0.07)	$ (0.29)	$ 0.73	$ 0.51
Diluted (in dollars per share)	$ (0.18)	$ (0.21)	$ (0.18)	$ (0.18)	$ 0.29	$ 0.19	$ 0.05	$ (0.09)	$ 0.57	$ (0.17)	$ (0.07)	$ (0.29)	$ 0.72	$ 0.50
Weighted average number of shares outstanding:
Basic (in shares)	21,957,167		21,832,831							21,956,804	21,805,692	21,841,582	21,513,638	21,215,800
Diluted (in shares)	21,957,167		21,832,831							21,956,804	21,805,692	21,841,582	21,898,376	21,548,401